UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number:  028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York           May 5, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total:  $119,255
                                        (thousands)


List of Other Included Managers: 1

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                Name

1.                028-13152                           The Lion Fund Limited

                                                      FORM 13F INFORMATION TABLE
                                                     York Asset Management Limited
                                                            March 31, 2009
COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6        COL 7       COLUMN 8

                                                               VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT PRN CALL  DISCRETION      MGRS  SOLE     SHARED NONE
--------------                 --------------     -----       --------  ------- --- ----  ----------      ----  ----     ------ ----
3COM CORP                      COM                885535104     131      42,400 SH        SOLE                   42,400
AGRIUM INC                     COM                008916108      47       1,300 SH        SOLE                    1,300
AGRIUM INC                     COM                008916108     175       4,900 SH        SHARED-DEFINED  1                4,900
ALLEGHENY ENERGY INC           COM                017361106   1,932      83,400 SH        SOLE                   83,400
ALLEGHENY ENERGY INC           COM                017361106   3,517     151,800 SH        SHARED-DEFINED  1              151,800
AMERICAN RAILCAR INDS INC      COM                02916P103      87      11,400 SH        SOLE                   11,400
ANNALY CAP MGMT INC            COM                035710409     139      10,000 SH        SOLE                   10,000
ANTIGENICS INC DEL             COM                037032109       1       2,000 SH        SOLE                    2,000
BERKSHIRE HATHAWAY INC DEL     CL B               084670207     116          41 SH        SOLE                       41
BERKSHIRE HATHAWAY INC DEL     CL B               084670207     307         109 SH        SHARED-DEFINED  1                  109
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108     270      37,300 SH        SOLE                   37,300
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108     353      48,700 SH        SHARED-DEFINED  1               48,700
BRINKS HOME SEC HLDGS INC      COM                109699108   2,906     128,600 SH        SOLE                  128,600
BRINKS HOME SEC HLDGS INC      COM                109699108   3,679     162,800 SH        SHARED-DEFINED  1              162,800
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104     236      17,100 SH        SOLE                   17,100
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104     451      32,700 SH        SHARED-DEFINED  1               32,700
CALPINE CORP                   COM NEW            131347304     443      65,050 SH        SHARED-DEFINED  1               65,050
CALPINE CORP                   COM NEW            131347304     646      94,843 SH        SOLE                   94,843
CAMBREX CORP                   COM                132011107      84      36,800 SH        SOLE                   36,800
CENTERPOINT ENERGY INC         COM                15189T107   2,086     200,000 SH        SOLE                  200,000
CENTERPOINT ENERGY INC         COM                15189T107   3,789     363,300 SH        SHARED-DEFINED  1              363,300
CF INDS HLDGS INC              COM                125269100      92       1,300 SH        SOLE                    1,300
CF INDS HLDGS INC              COM                125269100     349       4,900 SH        SHARED-DEFINED  1                4,900
CME GROUP INC                  COM                12572Q105     505       2,050 SH        SOLE                    2,050
CME GROUP INC                  COM                12572Q105     517       2,100 SH        SHARED-DEFINED  1                2,100
CMS ENERGY CORP                COM                125896100     287      24,200 SH        SOLE                   24,200
CMS ENERGY CORP                COM                125896100     516      43,600 SH        SHARED-DEFINED  1               43,600
CNOOC LTD                      SPONSORED ADR      126132109     461       4,580 SH        SOLE                    4,580
CNOOC LTD                      SPONSORED ADR      126132109     604       6,000 SH        SHARED-DEFINED  1                6,000
COCA COLA CO                   COM                191216100   1,481      33,700 SH        SOLE                   33,700
COCA COLA CO                   COM                191216100   1,705      38,800 SH        SHARED-DEFINED  1               38,800
CONSECO INC                    COM NEW            208464883      51      55,700 SH        SHARED-DEFINED  1               55,700
CONSECO INC                    COM NEW            208464883     140     152,000 SH        SOLE                  152,000
CPEX PHARMACEUTICALS INC       COM                12620N104      50       6,830 SH        SHARED-DEFINED  1                6,830
CPEX PHARMACEUTICALS INC       COM                12620N104      59       8,100 SH        SOLE                    8,100
DISCOVER FINL SVCS             COM                254709108      37       5,900 SH        SOLE                    5,900
DISCOVER FINL SVCS             COM                254709108      63      10,000 SH        SHARED-DEFINED  1               10,000
E M C CORP MASS                COM                268648102     119      10,400 SH        SHARED-DEFINED  1               10,400
EBAY INC                       COM                278642103   1,475     117,400 SH        SOLE                  117,400
EBAY INC                       COM                278642103   1,517     120,800 SH        SHARED-DEFINED  1              120,800
EL PASO CORP                   COM                28336L109   1,126     180,100 SH        SOLE                  180,100
EL PASO CORP                   COM                28336L109   2,044     327,100 SH        SHARED-DEFINED  1              327,100
FEDERAL HOME LN MTG CORP       COM                313400301     231     304,000 SH        SOLE                  304,000
FEDERAL NATL MTG ASSN          COM                313586109     210     300,000 SH        SOLE                  300,000
GENCORP INC                    COM                368682100     149      70,300 SH        SOLE                   70,300
GENCORP INC                    COM                368682100     199      93,900 SH        SHARED-DEFINED  1               93,900
GOLD FIELDS LTD NEW            SPONSORED ADR      38059T106      29       2,600 SH        SOLE                    2,600
GOLD FIELDS LTD NEW            SPONSORED ADR      38059T106      88       7,800 SH        SHARED-DEFINED  1                7,800
GRACO INC                      COM                384109104   1,434      84,000 SH        SOLE                   84,000
GRACO INC                      COM                384109104   1,630      95,500 SH        SHARED-DEFINED  1               95,500
GREAT PLAINS ENERGY INC        COM                391164100      71       5,237 SH        SOLE                    5,237
GREAT PLAINS ENERGY INC        COM                391164100     240      17,800 SH        SHARED-DEFINED  1               17,800
HILLENBRAND INC                COM                431571108   4,035     252,000 SH        SHARED-DEFINED  1              252,000
HILLENBRAND INC                COM                431571108   4,070     254,200 SH        SOLE                  254,200
HUANENG PWR INTL INC           SPON ADR H SHS     443304100     235       8,770 SH        SOLE                    8,770
HUANENG PWR INTL INC           SPON ADR H SHS     443304100     260       9,700 SH        SHARED-DEFINED  1                9,700
ICAHN ENTERPRISES LP           DEPOSITRY UNIT     451100101     304      25,350 SH        SOLE                   25,350
ICAHN ENTERPRISES LP           DEPOSITRY UNIT     451100101   1,201      46,200 SH        SHARED-DEFINED  1               46,200
INTERCONTINENTALEXCHANGE INC   COM                45865V100     206       2,760 SH        SOLE                    2,760
INTERCONTINENTALEXCHANGE INC   COM                45865V100     391       5,250 SH        SHARED-DEFINED  1                5,250
JARDEN CORP                    COM                471109108     167      13,200 SH        SOLE                   13,200
JARDEN CORP                    COM                471109108     307      24,200 SH        SHARED-DEFINED  1               24,200
KOREA ELECTRIC PWR             SPONSORED ADR      500631106     922     100,800 SH        SOLE                  100,800
LABRANCHE & CO INC             COM                505447102     404     108,100 SH        SOLE                  108,100
LABRANCHE & CO INC             COM                505447102     544     145,500 SH        SHARED-DEFINED  1              145,500
LEUCADIA NATL CORP             COM                527288104     268      18,000 SH        SOLE                   18,000
LEUCADIA NATL CORP             COM                527288104     487      32,700 SH        SHARED-DEFINED  1               32,700
MBIA INC                       COM                55262C100     115      25,000 SH        SOLE                   25,000
MERCK & CO INC                 COM                589331107   2,595      97,000 SH        SOLE                   97,000
MERCK & CO INC                 COM                589331107   4,347     162,500 SH        SHARED-DEFINED  1              162,500
MIRANT CORP NEW                COM                60467R100     322      28,205 SH        SOLE                   28,205
MIRANT CORP NEW                COM                60467R100     559      49,000 SH        SHARED-DEFINED  1               49,000
MOODYS CORP                    COM                615369105   1,407      61,400 SH        SOLE                   61,400
MOODYS CORP                    COM                615369105   1,547      67,500 SH        SHARED-DEFINED  1               67,500
NASDAQ OMX GROUP INC           COM                631103108   1,030      52,600 SH        SOLE                   52,600
NASDAQ OMX GROUP INC           COM                631103108   1,187      60,600 SH        SHARED-DEFINED  1               60,600
NV ENERGY INC                  COM                67073Y106   1,316     140,100 SH        SOLE                  140,100
NV ENERGY INC                  COM                67073Y106   2,394     255,000 SH        SHARED-DEFINED  1              255,000
NYSE EURONEXT                  COM                629491101     793      44,299 SH        SOLE                   44,299
NYSE EURONEXT                  COM                629491101     870      48,600 SH        SHARED-DEFINED  1               48,600
PFIZER INC                     COM                717081103   1,369     100,510 SH        SOLE                  100,510
PFIZER INC                     COM                717081103   2,293     168,330 SH        SHARED-DEFINED  1              168,330
QUANTA SVCS INC                COM                74762E102   1,359      63,350 SH        SOLE                   63,350
QUANTA SVCS INC                COM                74762E102   2,392     111,500 SH        SHARED-DEFINED  1              111,500
RELIANT ENERGY INC             COM                75952B105     256      80,100 SH        SOLE                   80,100
RELIANT ENERGY INC             COM                75952B105     464     145,500 SH        SHARED-DEFINED  1              145,500
ROHM & HAAS CO                 COM                775371107   1,498      19,000 SH        SOLE                   19,000
ROHM & HAAS CO                 COM                775371107   5,479      69,500 SH        SHARED-DEFINED  1               69,500
SCHERING PLOUGH CORP           COM                806605101   3,959     168,100 SH        SOLE                  168,100
SCHERING PLOUGH CORP           COM                806605101   6,646     282,200 SH        SHARED-DEFINED  1              282,200
SEARS HLDGS CORP               COM                812350106     210       4,600 SH        SHARED-DEFINED  1                4,600
SEARS HLDGS CORP               COM                812350106     248       6,535 SH        SOLE                    6,535
SIMPSON MANUFACTURING CO INC   COM                829073105   1,683      93,400 SH        SOLE                   93,400
SIMPSON MANUFACTURING CO INC   COM                829073105   1,912     106,100 SH        SHARED-DEFINED  1              106,100
SOTHEBYS                       COM                835898107     133      14,800 SH        SHARED-DEFINED  1               14,800
SOTHEBYS                       COM                835898107     184      20,400 SH        SOLE                   20,400
TD AMERITRADE HLDG CORP        COM                87236Y108     197      14,300 SH        SOLE                   14,300
TD AMERITRADE HLDG CORP        COM                87236Y108     750      54,300 SH        SHARED-DEFINED  1               54,300
TEXAS PAC LD TR                SUB CTF PROP I T   882610108     784      30,150 SH        SOLE                   30,150
TEXAS PAC LD TR                SUB CTF PROP I T   882610108   1,670      64,250 SH        SHARED-DEFINED  1               64,250
THINKORSWIM GROUP INC          COM                88409C105     312      36,100 SH        SOLE                   36,100
THINKORSWIM GROUP INC          COM                88409C105   1,178     136,400 SH        SHARED-DEFINED  1              136,400
THOMAS WEISEL PARTNERS GRP I   COM                884481102      48      13,400 SH        SOLE                   13,400
WARNER MUSIC GROUP CORP        COM                934550104     208      88,700 SH        SOLE                   88,700
WARNER MUSIC GROUP CORP        COM                934550104     342     145,400 SH        SHARED-DEFINED  1              145,400
WILLIAMS COS INC DEL           COM                969457100     274      24,100 SH        SOLE                   24,100
WILLIAMS COS INC DEL           COM                969457100     496      43,600 SH        SHARED-DEFINED  1               43,600
WYETH                          COM                983024100   4,394     102,100 SH        SOLE                  102,100
WYETH                          COM                983024100   7,360     171,000 SH        SHARED-DEFINED  1              171,000

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